Impairment Tests - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Jun. 30, 2023 SegmentUnit	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of assets | $		$ 0	$ 0
Number of cash generating unit | SegmentUnit	1